Other Income and Expense - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other income (expense) [abstract]
Other income	₺ 241,435	₺ 74,438	₺ 78,569
Other expenses	₺ 381,582	₺ 773,329	₺ 312,801